UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2011



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            September 30, 2011
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       107
Entry Total:
Form 13F Information Table     	 $408,254,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 S&P 500 SPDR                      UNIT SER 1  78462F103       546      4,823   SH       Sole                   4,823
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     6,693    208,821   SH       Sole                 208,821
 Estate                            REIT
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     3,738    138,360   SH       Sole                 138,360
                                   EXUS
 iShares MSCI EAFE                 MSCI EAFE   464287465    23,335    488,389   SH       Sole                 488,389
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    22,451    450,452   SH       Sole                 450,452
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       596     16,993   SH       Sole                  16,993
                                   MKT
 iShares MSCI KLD 400 Social Index FTSE        464288570       414      9,784   SH       Sole                   9,784
 Fund                              KLD400 SOC
 iShares Russell 1000 Growth       RUSSELL     464287614   117,189  2,228,784   SH       Sole               2,228,784
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622     1,051     16,809   SH       Sole                  16,809
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    75,760  1,338,759   SH       Sole               1,338,759
                                   0VAL
 iShares S&P 500                   S&P 500     464287200    87,691    771,319   SH       Sole                 771,319
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309       712     11,619   SH       Sole                  11,619
 iShares S&P 500/Value Index       S&P 500     464287408       988     19,147   SH       Sole                  19,147
                                   VALUE
 iShares S&P Global Clean Energy   S&P 500                     292     31,456   SH       Sole                  31,456
                                   INDEX
 3M Co.                            COM         88579y101       250      3,489   SH       Sole                   3,489
 AON Corp.                         COM         037389103       301      7,167   SH       Sole                   7,167
 AT&T Inc.                         COM         00206R102     1,042     36,521   SH       Sole                  36,521
 Abbott Laboratories               COM         002824100     2,439     47,689   SH       Sole                  47,689
 Allstate Corp                     COM         020002101       282     11,910   SH       Sole                  11,910
 Altria Group                      COM         718154107       304     11,326   SH       Sole                  11,326
 Amazon.Com                        COM         231351065       352      1,628   SH       Sole                   1,628
 American Express Co.              COM         025816109       274      6,100   SH       Sole                   6,100
 Amgen Inc.                        COM         311621007       254      4,625   SH       Sole                   4,625
 Apache Corp                       COM         037411105       274      3,416   SH       Sole                   3,416
 Apple Computer, Inc.              COM         378331003     2,625      6,883   SH       Sole                   6,883
 Applied Materials Inc             COM         382221059       334     32,292   SH       Sole                  32,292
 Aptar Group                       COM         383361037       907     20,300   SH       Sole                  20,300
 Automatic Data Processing Inc.    COM         530151034       201      4,262   SH       Sole                   4,262
 BankAmerica Corp.                 COM         605051044       189     30,849   SH       Sole                  30,849
 Baxter International Inc.         COM         718131097       763     13,596   SH       Sole                  13,596
 Berkshire Hathaway                CL B NEW    084670702       670      9,436   SH       Sole                   9,436
 Berkshire Hathaway CL A           CL A        084670108     1,602      1,500   SH       Sole                   1,500
 Boeing Co.                        COM         970231056       481      7,955   SH       Sole                   7,955
 Bristol-Myers Squibb Company      COM         110122108       365     11,642   SH       Sole                  11,642
 British Petroleum Amoco           COM         556221042       524     14,519   SH       Sole                  14,519
 C H Robinson                      COM         12541W100     1,282     18,721   SH       Sole                  18,721
 C V S Corp Del                    COM         126650100       208      6,202   SH       Sole                   6,202
 Calpine Corp.                     COM         131347304       147     10,462   SH       Sole                  10,462
 Carnival Corp.                    COM         143658102       419     13,837   SH       Sole                  13,837
 Caterpillar Inc.                  COM         149123101     1,315     17,809   SH       Sole                  17,809
 Charles Schwab                    COM         808513105       185     16,390   SH       Sole                  16,390
 ChevronTexaco Corp.               COM         166764100     1,050     11,342   SH       Sole                  11,342
 Cisco Systems Inc.                COM         17275R102       314     20,260   SH       Sole                  20,260
 Citigroup Inc.                    COM         172967101     2,422     94,548   SH       Sole                  94,548
 Coca Cola                         COM         191216100       782     11,582   SH       Sole                  11,582
 Colgate-Palmolive Co              COM         194162103       259      2,916   SH       Sole                   2,916
 ComCast                           COM         20030N101       203      9,724   SH       Sole                   9,724
 Comcast Corp Spl Cl A             COM                         251     12,130   SH       Sole                  12,130
 Conocophillips                    COM         718507106       422      6,670   SH       Sole                   6,670
 DCT Industrial Trust Inc          COM         233153105       274     62,354   SH       Sole                  62,354
 Diageo                            COM         25243Q205       224      2,953   SH       Sole                   2,953
 EMC Corp. Mass.                   COM         268648102       218     10,374   SH       Sole                  10,374
 Edwards Lifesciences              COM         28176E108       209      2,928   SH       Sole                   2,928
 Exelon Corporation                COM         30161N101       748     17,559   SH       Sole                  17,559
 Exxon Mobil Corporation           COM         30231G102     2,457     33,831   SH       Sole                  33,831
 Ford Motor Company                COM         345370860       336     34,698   SH       Sole                  34,698
 Franklin Resources Inc.           COM         354613101       279      2,913   SH       Sole                   2,913
 General Electric                  COM         369604103       747     49,094   SH       Sole                  49,094
 Glaxosmithkline                   COM         37733W105       474     11,474   SH       Sole                  11,474
 Goldman Sachs Group               COM         38141G104       216      2,282   SH       Sole                   2,282
 Goodrich Corporation              COM         382388106       231      1,916   SH       Sole                   1,916
 Google Inc                        COM         38259p508       654      1,270   SH       Sole                   1,270
 Half Robert Int'l                 COM         770323103       206      9,700   SH       Sole                   9,700
 Hewlett Packard Co                COM         428236103       289     12,892   SH       Sole                  12,892
 Home Depot                        COM         437076102       303      9,213   SH       Sole                   9,213
 Honeywell International           COM         438516106       201      4,582   SH       Sole                   4,582
 IBM                               COM         459200101     1,462      8,360   SH       Sole                   8,360
 Illinois Tool Works               COM         452308109       283      6,800   SH       Sole                   6,800
 Intel Corp.                       COM         458140100     1,147     53,757   SH       Sole                  53,757
 J P Morgan Chase & Co.            COM         46625H100     1,065     35,346   SH       Sole                  35,346
 Johnson & Johnson                 COM         478160104     1,058     16,612   SH       Sole                  16,612
 Kraft Foods Inc                   COM         50075n104       213      6,337   SH       Sole                   6,337
 Maisonette Int'l Enterprises Ltd  COM                           0    100,000   SH       Sole                 100,000
 McDonald's Corporation            COM         580135101    14,966    170,417   SH       Sole                 170,417
 Medtronic Inc.                    COM         585055106       274      8,244   SH       Sole                   8,244
 Merck & Co, Inc.                  COM         589331107       415     12,695   SH       Sole                  12,695
 Microsoft Corp.                   COM         594918104       940     37,776   SH       Sole                  37,776
 Morgan Stanley / Dean Witter      COM         617446448       218     16,123   SH       Sole                  16,123
 National Oilwell Varco            COM         637071101       248      4,846   SH       Sole                   4,846
 Northern Trust                    COM         665859104       280      8,018   SH       Sole                   8,018
 Occidental Petroleum Corp         COM         674599105       350      4,899   SH       Sole                   4,899
 Oracle Corp.                      COM         68389X105       587     20,421   SH       Sole                  20,421
 Penn National Gaming              COM         707569109       236      7,100   SH       Sole                   7,100
 Pepsico Inc                       COM         713448108       488      7,880   SH       Sole                   7,880
 Pfizer Inc.                       COM         717081103       607     34,305   SH       Sole                  34,305
 Philip Morris International Inc.  COM         718172109       596      9,557   SH       Sole                   9,557
 Praxair Inc                       COM         74005P104       327      3,501   SH       Sole                   3,501
 Procter & Gamble                  COM         742718109       814     12,878   SH       Sole                  12,878
 Qualcomm, Inc.                    COM         747525103       425      8,749   SH       Sole                   8,749
 Rockwell Medical Technologies     COM         774374102       118     14,500   SH       Sole                  14,500
 Inc.
 SAIC, Inc.                        COM         78390X101       471     39,874   SH       Sole                  39,874
 SPDR Gold Shares                  COM         380755959       464      2,934   SH       Sole                   2,934
 Schlumberger Ltd.                 COM         806857108       370      6,189   SH       Sole                   6,189
 Serefex Corp.                     COM         81748P101         ?     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       210      1,913   SH       Sole                   1,913
 Southern Corp.                    COM         842587107       247      5,841   SH       Sole                   5,841
 Starbucks Corp.                   COM         855244109       234      6,271   SH       Sole                   6,271
 Time Warner Inc.                  COM         887317105       270      9,000   SH       Sole                   9,000
 Union Pacific                     COM         907818108       208      2,550   SH       Sole                   2,550
 United Energy Corp.               COM                           2     20,000   SH       Sole                  20,000
 United Health Care Corp.          COM         91324P102       233      5,043   SH       Sole                   5,043
 United Parcel Service Class B     COM         911312106       292      4,629   SH       Sole                   4,629
 United Technologies Corp.         COM         913017109       388      5,517   SH       Sole                   5,517
 Verizon Communications            COM         92343V104       607     16,484   SH       Sole                  16,484
 Visa, Inc.                        COM         82826C839       494      5,763   SH       Sole                   5,763
 Wal-Mart                          COM         931142103       679     13,085   SH       Sole                  13,085
 Walgreen Company                  COM         931422109       435     13,240   SH       Sole                  13,240
 Walt Disney Co.                   COM         254687106       728     24,154   SH       Sole                  24,154
 Wells Fargo & Co New              COM         949746101     1,591     65,968   SH       Sole                  65,968